Note 4 - Segment and Revenue Information - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement Line Items [Line Items]
Contribution by segment		$ 103,235	$ 97,379		$ 120,191
Other income		11,542		[1]
Personnel expenses including share-based remuneration (1)	[2]	(59,977)	(51,283)		(34,719)
Credit loss expense related to divested joint venture		(10,476)		[1]
Depreciation and amortization		(20,234)	(18,843)	[1]	(12,694)
Other expenses (1)	[2]	(26,538)	(27,791)		(28,397)
Share of net income (loss) of associates and joint ventures		2,005	(3,818)	[1]	(3,248)
Change in fair value of preferred shares in associates		24,000	37,900	[1]
Finance income		13,633	10,532	[1]	1,626
Finance expense		(516)	(655)	[1]	(1,694)
Net foreign exchange gains (losses)		833	(25)	[1]	(365)
Profit before income taxes from continuing operations		$ 37,507	$ 43,396		$ 40,700

[1]	Amounts in the comparative periods have been re-presented to account for the impact of discontinued operations and the reclassification of items classified as "cost of revenue" in the consolidated financial statements for the years ended December 31, 2018 and 2019. See Notes 2 and 9 for additional information.
[2]	Certain personnel and other expenses are included as part of the segment profit. Accordingly the amounts for personnel and other expenses in the reconciliation are not consistent with the equivalent amounts in the Statement of Operations.